Goodwill and Intangible Assets - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, Purchase price allocation	147
Finite-Lived Intangible Assets, Net, Total	12	15	42
Goodwill	6
Intangible assets	2
Options
Schedule Of Goodwill And Intangible Assets [Line Items]
Option impairment	26